Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		4.00%	1.53%		2.38%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		4.57%	1.21%		1.86%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		6.04%	1.65%		2.30%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		6.65%	2.22%		2.87%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		6.21%	1.80%	2.56%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		6.47%	2.07%	2.82%
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		6.74%	2.31%		2.97%
Without Sales Load [Member] | PGIM SHORT-TERM CORPORATE BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		6.39%	1.99%		2.62%
Without Sales Load [Member] | PGIM SHORT-TERM CORPORATE BOND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		5.57%	1.21%		1.86%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[2]	7.30% [1]	(0.36%) [1]	1.74%	2.01% [1]
Bloomberg 1-5 Year US Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year US Credit Index
Average Annual Return, Percent		6.74%	2.15%	2.94%	2.84%

[1]	The Fund compares its performance against this broad-based index in response to new regulatory requirements.
[2]	The Fund compares its performance against this broad-based index in response to regulatory requirements.